Quarterly Holdings Report
for
Fidelity Advisor® Equity Income Fund
August 31, 2022
EPI-NPRT3-1022
1.805771.118
Common Stocks - 95.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 3.4%
Deutsche Telekom AG	913,100	17,209
Verizon Communications, Inc.	990,790	41,425
		58,634
Entertainment - 0.8%
Activision Blizzard, Inc.	185,800	14,583
Media - 3.4%
Cogeco Communications, Inc.	112,300	6,876
Comcast Corp. Class A	945,900	34,232
Omnicom Group, Inc.	252,400	16,886
		57,994
TOTAL COMMUNICATION SERVICES		131,211
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.6%
Lear Corp.	80,800	11,202
Household Durables - 1.1%
Leggett & Platt, Inc. (a)	168,000	6,421
Whirlpool Corp. (a)	78,200	12,246
		18,667
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	338,500	14,938
Multiline Retail - 0.1%
Nordstrom, Inc.	71,000	1,215
Specialty Retail - 1.8%
Best Buy Co., Inc.	64,600	4,567
Lowe's Companies, Inc.	55,700	10,814
Williams-Sonoma, Inc. (a)	105,900	15,753
		31,134
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	57,600	4,103
Tapestry, Inc.	170,800	5,932
		10,035
TOTAL CONSUMER DISCRETIONARY		87,191
CONSUMER STAPLES - 9.6%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	285,300	13,797
Coca-Cola European Partners PLC	168,200	8,270
Keurig Dr. Pepper, Inc.	206,200	7,860
The Coca-Cola Co.	454,900	28,072
		57,999
Household Products - 1.7%
Procter & Gamble Co.	87,300	12,042
Reynolds Consumer Products, Inc. (a)	641,534	17,918
		29,960
Personal Products - 2.9%
Unilever PLC sponsored ADR	1,101,700	50,003
Tobacco - 1.6%
Altria Group, Inc.	160,800	7,255
Philip Morris International, Inc.	204,200	19,499
		26,754
TOTAL CONSUMER STAPLES		164,716
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Enterprise Products Partners LP	1,050,400	27,647
Exxon Mobil Corp.	365,300	34,919
Parkland Corp.	439,800	10,796
Shell PLC ADR	377,600	20,005
		93,367
FINANCIALS - 18.1%
Banks - 10.5%
Citigroup, Inc.	365,000	17,816
First Horizon National Corp.	236,100	5,341
Huntington Bancshares, Inc.	1,333,600	17,870
JPMorgan Chase & Co.	130,300	14,819
M&T Bank Corp.	142,100	25,831
PNC Financial Services Group, Inc.	176,700	27,919
U.S. Bancorp	473,500	21,596
Wells Fargo & Co.	1,132,850	49,517
		180,709
Capital Markets - 2.8%
Bank of New York Mellon Corp.	219,400	9,112
BlackRock, Inc. Class A	11,300	7,530
Lazard Ltd. Class A	192,100	6,983
LPL Financial	31,100	6,883
State Street Corp.	254,699	17,409
		47,917
Insurance - 4.8%
Assurant, Inc.	74,100	11,744
AXA SA	669,200	15,761
Chubb Ltd.	82,184	15,537
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,300	10,619
First American Financial Corp.	145,200	7,768
Old Republic International Corp.	310,300	6,777
The Travelers Companies, Inc.	86,800	14,030
		82,236
TOTAL FINANCIALS		310,862
HEALTH CARE - 14.4%
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	153,800	22,541
Cigna Corp.	97,100	27,523
Elevance Health, Inc.	21,100	10,236
UnitedHealth Group, Inc.	24,800	12,879
		73,179
Pharmaceuticals - 10.1%
Bristol-Myers Squibb Co.	581,900	39,226
Johnson & Johnson	265,618	42,855
Merck & Co., Inc.	395,400	33,751
Organon & Co.	305,730	8,722
Royalty Pharma PLC	327,700	13,701
Sanofi SA sponsored ADR (a)	866,200	35,540
		173,795
TOTAL HEALTH CARE		246,974
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	87,100	19,940
Lockheed Martin Corp.	17,500	7,352
Raytheon Technologies Corp.	68,207	6,122
		33,414
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	48,100	5,491
United Parcel Service, Inc. Class B	75,100	14,608
		20,099
Building Products - 1.0%
Owens Corning	217,200	17,752
Electrical Equipment - 1.1%
Regal Rexnord Corp.	138,400	19,042
Industrial Conglomerates - 2.3%
3M Co.	80,100	9,960
General Electric Co.	186,994	13,733
Hitachi Ltd.	321,800	16,078
		39,771
Machinery - 1.9%
Allison Transmission Holdings, Inc.	451,600	16,375
Parker Hannifin Corp.	64,200	17,013
		33,388
Professional Services - 1.8%
Booz Allen Hamilton Holding Corp. Class A	57,700	5,522
Manpower, Inc.	102,200	7,493
Robert Half International, Inc.	67,900	5,226
Science Applications International Corp.	143,100	13,032
		31,273
Trading Companies & Distributors - 0.4%
Brenntag SE	91,700	6,013
TOTAL INDUSTRIALS		200,752
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 2.1%
Cisco Systems, Inc.	800,453	35,796
IT Services - 7.0%
Amadeus IT Holding SA Class A (b)	72,600	3,833
Amdocs Ltd.	371,522	31,754
Capgemini SA	40,700	7,076
Cognizant Technology Solutions Corp. Class A	149,500	9,444
Fidelity National Information Services, Inc.	305,600	27,923
Genpact Ltd.	284,000	13,342
Global Payments, Inc.	146,200	18,162
SS&C Technologies Holdings, Inc.	159,800	8,910
		120,444
Semiconductors & Semiconductor Equipment - 2.2%
Microchip Technology, Inc.	402,600	26,270
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,100	11,261
		37,531
Software - 1.3%
Microsoft Corp.	17,300	4,523
Open Text Corp. (a)	565,000	17,797
		22,320
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	260,680	11,503
TOTAL INFORMATION TECHNOLOGY		227,594
MATERIALS - 3.0%
Chemicals - 2.6%
Akzo Nobel NV	76,600	4,826
Celanese Corp. Class A	113,700	12,605
CF Industries Holdings, Inc.	115,300	11,929
DuPont de Nemours, Inc.	189,766	10,559
LyondellBasell Industries NV Class A	61,500	5,105
		45,024
Metals & Mining - 0.4%
Newmont Corp.	162,800	6,733
TOTAL MATERIALS		51,757
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	29,700	4,556
American Tower Corp.	29,300	7,444
Corporate Office Properties Trust (SBI)	424,000	10,956
Gaming & Leisure Properties	102,500	4,948
Highwoods Properties, Inc. (SBI)	126,700	3,853
		31,757
UTILITIES - 6.0%
Electric Utilities - 4.0%
Constellation Energy Corp.	134,699	10,990
Duke Energy Corp.	157,500	16,838
Edison International	315,164	21,359
Exelon Corp.	173,600	7,623
FirstEnergy Corp.	298,200	11,794
		68,604
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	473,900	12,061
Vistra Corp.	563,200	13,939
		26,000
Multi-Utilities - 0.5%
Sempra Energy	56,500	9,321
TOTAL UTILITIES		103,925
TOTAL COMMON STOCKS (Cost $1,548,828)		1,650,106

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $5,626)	4,524,530	2,103

Money Market Funds - 6.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (f)	76,450,254	76,466
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	29,549,594	29,553
TOTAL MONEY MARKET FUNDS (Cost $106,019)		106,019

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,660,473)	1,758,228
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(37,228)
NET ASSETS - 100.0%	1,721,000

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,103,000 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	5,627

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	35,910	283,868	243,312	316	-	-	76,466	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	11,224	203,378	185,049	84	-	-	29,553	0.1%
Total	47,134	487,246	428,361	400	-	-	106,019

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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